Supplement dated Feb. 23, 2005 to the following prospectus:

Evergreen New Solutions Variable Annuity dated April 30, 2004 -- 45272 G (5/04)

 Evergreen Pathways(SM) Variable Annuity dated April 30, 2004 -- 45275 D (4/04)

     Evergreen New Solutions Select Variable Annuity dated April 30, 2004 --
                                 45308 A (4/04)

     Evergreen Pathways(SM) Select Variable Annuity dated April 30, 2004 --
                                 45309 A (4/04)

The Variable Account and the Funds

Subject to approval of the shareholders at a special meeting to be held on April 1, 2005, the following funds of the Evergreen Variable Annuity Trust will merge:

Current fund                            Survivor Fund
--------------------------------------- ----------------------------------------
Evergreen VA Fund - Class 2             Evergreen VA Growth and Income Fund -
                                        Class 2
--------------------------------------- ----------------------------------------
Evergreen VA Special Equity Fund -      Evergreen VA Growth Fund - Class 2
Class 2
--------------------------------------- ----------------------------------------

After the completion of the mergers, Evergreen VA Growth and Income Fund - Class 2 will change its name and fund investment objective:

FROM:

---------------------- ------------------------------- -------------------------
Fund Name              Investment Objectives and       Investment Adviser
                       Policies
---------------------- ------------------------------- -------------------------
Evergreen VA Growth    Capital growth in the value     Evergreen Investment
and Income Fund -      of its shares and current       Management Company, LLC
Class 2                income. Invests in primarily
                       common stocks of medium- and
                       large-sized U.S. companies
                       whose market capitalizations
                       at time of purchase fall
                       within the range tracked by
                       the Russell 1000(R) Index.
---------------------- ------------------------------- -------------------------

TO:

---------------------- ------------------------------- -------------------------
Fund Name              Investment Objectives and       Investment Adviser
                       Policies
---------------------- ------------------------------- -------------------------
Evergreen VA           Capital growth with the         Evergreen Investment
Fundamental Large      potential for current income.   Management Company, LLC
Cap Fund - Class 2     Capital growth in the value
                       of its shares and current
                       income. Invests in primarily
                       common stocks of medium- and
                       large-sized U.S. companies
                       whose market capitalizations
                       at time of purchase fall
                       within the range tracked by
                       the Russell 1000(R) Index.
---------------------- ------------------------------- -------------------------
For Evergreen New Solutions Variable Annuity and Evergreen Pathways(SM)
Variable Annuity:

Evergreen will also rename the following fund at the close of business on April 15, 2005:

--------------------------------------- ----------------------------------------
From:                                   To:
--------------------------------------- ----------------------------------------
Evergreen VA Foundation Fund - Class 2  Evergreen VA Balanced Fund - Class 2
--------------------------------------- ----------------------------------------

45272-5 A (2/05)
*Valid until next prospectus update.

Destroy April 29, 2005.